SUBSEQUENT EVENTS (Narrative) (Details) - Major business combination [Member] $ in Thousands, l in Millions, $ in Millions	Feb. 06, 2024 CAD ($) l	Jan. 15, 2024 USD ($)
Taurus Mining Royalty Fund L. P. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Royalty		$ 50
Taurus Mining Royalty Fund L. P. [Member] | Florence Copper project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Base royalty rate		1.95%
Receipts from royalties, fees, commissions and other revenue		$ 50
Diesel fuel call options [Member]
Disclosure of non-adjusting events after reporting period [line items]
Diesel call options purchased | l	12.5
Purchase cost for diesel call options	$ 164